Earnings per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Options to purchase ordinary shares included in the calculation of diluted net income per share	3,612,832	4,808,740	3,829,270